Schedule of Accounts Receivable Disaggregated Revenue (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Accounts receivable trade from spot charters	$ 3,827	$ 4,790
Accounts receivable trade from time charters	1,475	260
Less: Bad debt provisions	(26)	(26)
Total	5,216	4,964
Revenues Derived From Spot Charters [Member]
Disaggregation of Revenue [Line Items]
Less: Allowance for credit losses	$ (60)	$ (60)